Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income / (loss)	$ 105.4	$ 70.1	$ (94.6)
Adjustments to reconcile Net income / (loss) to Net cash from operating activities
Depreciation and amortization	53.1	50.2	106.9
Amortization of deferred financing costs	5.6	5.5	3.6
Deferred income taxes	15.2	(9.1)	(22.2)
Loss on early extinguishment of debt	44.9	6.5	3.3
Impairment of Long-Lived Assets Held-for-use	3.5	2.8	0.0
Impairment of Long-Lived Assets Held-for-use, Including Discontinued Operation	3.5	2.8	175.8
Gain (Loss) on Disposition of Business	(20.1)	13.3	(14.0)
Gain (Loss) on Disposition of Business	0.0	(11.7)	0.0
Loss / (gain) on asset disposal, net	0.9	(2.0)	16.1
Changes in certain assets and liabilities:
Accounts receivable, net	10.2	45.7	18.1
Inventories	(4.2)	14.8	7.7
Taxes applicable to subsequent years	(2.8)	0.1	2.3
Deferred regulatory costs, net	(2.2)	(9.2)	(23.7)
Accounts payable	9.7	(16.3)	(36.3)
Accrued taxes payable / receivable	(21.2)	37.4	(3.7)
Accrued interest	(2.9)	(2.1)	(1.3)
Accrued pension and other post-retirement benefits	(8.8)	(3.4)	4.7
Insurance and claims costs	0.0	1.1	(2.4)
Increase (Decrease) in Other Noncurrent Liabilities	(14.6)	(0.5)	(4.8)
Other	8.6	1.0	(3.8)
Net cash provided by operating activities	180.3	205.9	131.7
Cash flows from investing activities:
Capital expenditures	(168.1)	(103.6)	(121.5)
Proceeds from disposal and sale of business	0.0	234.9	70.1
Payments for Removal Costs	(51.0)	(14.5)	0.0
Proceeds from Sale of Property, Plant, and Equipment	0.0	10.6	0.1
Insurance proceeds	0.0	3.0	12.3
Other investing activities, net	(3.5)	(0.5)	(0.3)
Net cash provided by / (used in) investing activities	(222.6)	129.9	(39.3)
Cash flows from financing activities:
Deferred financing costs	(9.9)	0.0	0.0
Retirement of debt	(978.0)	(240.5)	(159.5)
Premium paid for early redemption of debt	(0.2)	0.0	(0.1)
Issuance of long-term debt	821.7	0.0	0.0
Borrowings from revolving credit facilities	204.0	30.0	102.5
Repayment of borrowings from revolving credit facilities	(60.0)	(40.0)	(92.5)
Net cash from financing activities	(22.4)	(250.5)	(149.6)
Net Cash Provided by (Used in) Discontinued Operations	0.0	1.5	27.5
Cash and cash equivalents:
Net increase / (decrease) in cash	(64.7)	86.8	(29.7)
Restricted Cash and Cash Equivalents	47.0	111.7	24.9
Supplemental cash flow information:
Interest paid, net of amounts capitalized	80.8	93.7	105.2
Income taxes paid / (refunded), net	1.8	(1.4)	0.0
Non-cash financing and investing activities:
Accruals for capital expenditures	16.9	10.4	12.9
Non-cash Proceeds from Sale of Business	$ 0.0	4.1	0.0
Non-cash capital contribution		$ 40.0	$ 97.1